SUPPLEMENT DATED JUNE 5, 2002

TO PROSPECTUS DATED MAY 1, 2002 FOR

KEMPER INVESTORS LIFE INSURANCE COMPANY

INDIVIDUAL AND GROUP VARIABLE AND MARKET

VALUE ADJUSTED DEFERRED ANNUITY CONTRACTS

ZURICH PREFERRED

Issued By

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

and

KEMPER INVESTORS LIFE INSURANCE COMPANY

This Supplement amends certain information contained in your Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

The fourth sentence of the paragraph beginning with "Fred Alger Management, Inc...." on page 17 of the Prospectus, is hereby deleted in its entirety and modified to read as follows:

"The Dreyfus Corporation serves as the investment adviser for the Dreyfus Socially Responsible Growth Fund, Inc."

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This Supplement must be accompanied by or read in conjunction with a current Prospectus dated May 1, 2002 for the Zurich PREFERRED Variable Annuity.